Segment reporting (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of products and services [line items]
Revenue	$ 413,901,480	$ 551,830,966	$ 563,451,016
Operating segments
Disclosure of products and services [line items]
Revenue	$ 413,901,480	$ 551,830,966	$ 563,451,016
Percentage of products and services revenue	100.00%	100.00%	100.00%
Operating segments | Rice and rice related products
Disclosure of products and services [line items]
Revenue	$ 343,579,277	$ 485,474,856	$ 484,919,535
Percentage of products and services revenue	83.00%	88.00%	86.00%
Operating segments | Other food products
Disclosure of products and services [line items]
Revenue	$ 70,322,203	$ 66,356,110	$ 78,531,482
Percentage of products and services revenue	17.00%	12.00%	14.00%